INCOME TAXES (deferred tax assets and liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Operating loss carry forwards	$ 14,725	$ 10,812
Interest loss carry forward	2,044	2,053
Allowance for doubtful accounts	185	121
Tax credit carry forwards	480	560
Accrued expenses	324	95
Research and development expenses, net	151	1,363
Other	414	366
Total deferred tax assets	18,323	15,370
Deferred tax liabilities:
Depreciation of property and equipment	(199)	(162)
Deferred tax assets net of deferred tax liabilities before valuation allowance	18,124	15,208
Valuation allowance	(16,901)	(13,633)
Deferred tax assets, net	$ 1,223	$ 1,575